Debt and Lease Arrangements - Schedule of Gearing (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Net debt	$ 75,386	$ 79,093	$ 67,465
Total equity	158,537	190,463	$ 202,534	$ 197,762
Total capital	$ 233,923	$ 269,556
Gearing	32.20%	29.30%